Purchased Loans - Summary of Loans purchased in business combinations (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	$ 567,334	$ 647,521
Financial Asset Acquired with Credit Deterioration [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount		338
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount		33
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Land Development And Construction Loans [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount		8
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member] | 1-4 Family Mortgages [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount		25
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount		305
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Commercial And Industrial Loans [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount		$ 305